Acquisitions, Divestitures and Exchanges, divestitures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					26 Months Ended	1 Months Ended					38 Months Ended	36 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2014	Mar. 31, 2012	Oct. 31, 2013	Mar. 31, 2014	Jan. 31, 2015	Dec. 31, 2014 number	Dec. 31, 2015	Dec. 31, 2015
Divestitures
(Increase) decrease in Operating Income	$ 143,390		$ (146,865)		$ (156,656)
(Gain) loss on license sales and exchanges	(112,993)		(255,479)
Divestiture Financial Impacts
Cash received from divestitures	(179,842)		(811,120)		(49,932)
Total (Gain) loss on sale of business and other exit costs, net	(32,830)		(246,767)		21,022
Incremental depreciation, amortization and accretion, net of salvage values	605,997		803,781		608,633
Assets held for sale
Current assets	1,466					1,466					1,466
Other assets and deferred charges	773					773					773
Licenses	56,809					56,809					56,809
Goodwill	16,281					16,281					16,281
Property, plant and equipment	31,726					31,726					31,726
Total assets held for sale	107,055		16,027			107,055					107,055
Liabilities held for sale
Total liabilities held for sale	20,934					20,934					20,934
Divestiture transaction
Divestitures
Business divestiture description	On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Corp., fka Sprint Nextel Corporation (“Sprint”). Pursuant to the Purchase and Sale Agreement, on May 16, 2013, U.S. Cellular transferred customers and certain PCS license spectrum to Sprint in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.” These other agreements included customer and network transition services agreements, which required U.S. Cellular to provide customer, billing and network services to Sprint for a period of up to 24 months after the May 16, 2013 closing date. Sprint reimbursed U.S. Cellular for providing such services at an amount equal to U.S. Cellular’s estimated costs, including applicable overhead allocations. These services were substantially complete as of March 31, 2014. In addition, these agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.
(Increase) decrease in Operating Income	(12,776)		(69,926)		44,535	(38,167)
Divestiture Financial Impacts
Net assets transferred			213,593			213,593
Non-cash charges for the write-off and write-down of property under construction and related assets	9,735		3		10,672	20,410
Employee related costs including severance, retention and outplacement	(115)		1,653		12,609	14,147
Contract termination costs	24,736		59,525		59	84,320
Transaction costs	719		4,428		1,137	6,284
Total (Gain) loss on sale of business and other exit costs, net	(29,254)		(248,439)		24,477	(253,216)
Incremental depreciation, amortization and accretion, net of salvage values	16,478		178,513		20,058	215,049
Wireless market
Divestitures
Business divestiture description	In March 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.
Divestiture Financial Impacts
Cash received from divestitures							(49,800)
Total (Gain) loss on sale of business and other exit costs, net							(4,200)
Non-operating market licenses
Assets held for sale
Licenses	56,809					56,809					56,809
Total assets held for sale	56,809					56,809					56,809
Mississippi Valley
Divestitures
Business divestiture description	In October 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
(Gain) loss on license sales and exchanges								(250,600)
Divestiture Financial Impacts
Cash received from divestitures								(308,000)
St. Louis
Divestitures
Business divestiture description	In March 2014, U.S. Cellular sold the majority of its St. Louis area non-operating market spectrum license for $92.3 million. A gain of $75.8 million was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
(Gain) loss on license sales and exchanges									(75,800)
Divestiture Financial Impacts
Cash received from divestitures									(92,300)
Assets held for sale
Licenses			16,027
Tower sale
Divestitures
Number of towers	595					595					595
Tower sale | Divestiture
Divestiture Financial Impacts
Cash received from divestitures										(159,000)
Tower sale - first closing
Divestitures
Business divestiture description	In December 2014, U.S. Cellular entered into an agreement with a third party to sell 595 towers and certain related contracts, assets, and liabilities for approximately $159 million. This transaction was accomplished in two closings. The first closing occurred in December 2014 and included the sale of 236 towers, without tenants, for $10.0 million. On this same date, U.S. Cellular received $7.5 million in earnest money. At the time of the first closing, a $3.8 million gain was recorded in (Gain) loss on sale of business and other exit costs, net.
Number of towers	236					236					236
Divestiture Financial Impacts
Cash received from divestitures											(10,000)
Total (Gain) loss on sale of business and other exit costs, net											(3,800)
Tower sale - second closing
Assets held for sale
Current assets	1,466					1,466					1,466
Other assets and deferred charges	773					773					773
Goodwill	16,281					16,281					16,281
Property, plant and equipment	31,726					31,726					31,726
Total assets held for sale	50,246					50,246					50,246
Liabilities held for sale
Customer deposits and deferred revenues	2,704					2,704					2,704
Other current liabilities	896					896					896
Other deferred liabilities and credits	17,334					17,334					17,334
Total liabilities held for sale	20,934					20,934					20,934
Tower sale - second closing | Divestiture
Divestitures
Business divestiture description	The second closing for the remaining 359 towers, primarily with tenants, took place in January 2015, at which time U.S. Cellular received $141.5 million in additional cash proceeds and recorded a gain of approximately $107 million. The assets and liabilities subject to the second closing have been classified as “held for sale” in the Consolidated Balance Sheet as of December 31, 2014.
Number of towers										359
Divestiture Financial Impacts
Cash received from divestitures										(141,500)
Total (Gain) loss on sale of business and other exit costs, net										(107,000)
Asset retirement obligation remediation | Divestiture transaction
Divestiture Financial Impacts
Incremental depreciation, amortization and accretion, net of salvage values	3,400
Minimum | Divestiture transaction
Divestiture Financial Impacts
Net assets transferred			213,593
Incremental depreciation, amortization and accretion, net of salvage values						215,049
Minimum | Expected event | Divestiture transaction
Divestitures
(Increase) decrease in Operating Income												(63,358)
Divestiture Financial Impacts
Non-cash charges for the write-off and write-down of property under construction and related assets												20,000
Employee related costs including severance, retention and outplacement												13,000
Contract termination costs												70,000
Transaction costs												5,000
Total (Gain) loss on sale of business and other exit costs, net												(278,407)
Maximum | Divestiture transaction
Divestitures
Transition services agreement duration	24 months
Divestiture Financial Impacts
Net assets transferred			213,593
Incremental depreciation, amortization and accretion, net of salvage values						215,049
Maximum | Expected event | Divestiture transaction
Divestitures
(Increase) decrease in Operating Income												(81,358)
Divestiture Financial Impacts
Non-cash charges for the write-off and write-down of property under construction and related assets												22,000
Employee related costs including severance, retention and outplacement												16,000
Contract termination costs												100,000
Transaction costs												7,000
Total (Gain) loss on sale of business and other exit costs, net												(296,407)
Purchase price | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000)			(480,000)
Purchase price | Minimum | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000)
Purchase price | Maximum | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures			(480,000)
Sprint Cost Reimbursement | Divestiture transaction | Cash received from divestitures
Divestiture Financial Impacts
Cash received from divestitures	(71,100)		(10,600)
Sprint Cost Reimbursement | Maximum | Expected event | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures													(200,000)
Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures	(64,329)		(47,641)			(111,970)
Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Minimum | Expected event | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures													(120,000)
Sprint Cost Reimbursement | (Gain) loss on sale of business and other exit costs, net | Maximum | Expected event | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures													(175,000)
Sprint Cost Reimbursement | System operations | Maximum | Expected event | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures													(25,000)
Employee related costs including severance, retention and outplacement | Divestiture transaction
Balance Sheet rollforward
Balance, beginning of period	2,053		12,305										12,305
Costs incurred	127		6,853
Cash settlements	(1,223)	[1]	(11,905)	[1]
Adjustments	(242)	[2]	(5,200)	[2]
Balance, end of period	715		2,053			715					715
Contract termination costs | Other current liabilities | Divestiture transaction
Balance Sheet rollforward
Balance, beginning of period	13,992		30										30
Costs incurred	12,703		22,675
Cash settlements	(22,210)	[1]	(8,713)	[1]
Adjustments	3,747	[2]
Balance, end of period	8,232		13,992			8,232					8,232
Contract termination costs | Other deferred liabilities and credits | Divestiture transaction
Balance Sheet rollforward
Balance, beginning of period	30,849
Costs incurred	24,171		34,283
Cash settlements	(3,569)	[1]	(3,434)	[1]
Adjustments	(30,411)	[2]
Balance, end of period	21,040		30,849			21,040					21,040
Contract termination costs | Accounts payable - trade | Divestiture transaction
Balance Sheet rollforward
Costs incurred	4,018
Adjustments	(1,190)	[2]
Balance, end of period	2,828					2,828					2,828
Earnest money received | Tower sale - first closing
Divestiture Financial Impacts
Cash received from divestitures											$ (7,500)

[1]	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities in the Consolidated Statement of Cash Flows.
[2]	Adjustment to liability represents changes to previously accrued amounts.